Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Net income before attribution of noncontrolling interests	¥ 863,960		¥ 431,000
Other comprehensive income (loss), net of tax:
Net unrealized gains on investment securities	442,705	[1]	133,548	[1]
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	1,538		(12)
Defined benefit plans	15,146		17,677
Foreign currency translation adjustments	2,942		284,255
Total	462,331		435,468
Comprehensive income	1,326,291		866,468
Net income attributable to noncontrolling interests	25,664		47,686
Other comprehensive income (loss) attributable to noncontrolling interests	12,870		(1,531)
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,287,757		¥ 820,313

[1]	Includes unrealized gains of ¥130 million and ¥43 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2013 and 2014, respectively.